SCHEDULE OF PRO FORMA INFORMATION (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Business Combination and Asset Acquisition [Abstract]
Revenues	$ 1,187,634	$ 413,644	$ 3,121,680	$ 2,375,716
Net loss	$ (12,304,705)	$ (1,779,447)	$ (50,276,526)	$ (763,007)
Net loss per share	$ (0.01)	$ (0.00)	$ (0.05)	$ (0.00)